Leases: Right-of-use assets and lease obligations - Summary of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities [Roll Forward]
Balance at the beginning	$ 14,331	$ 17,989
Additions	814	41
Adjustments due to lease modification		(36)
Repayments	(3,163)	(4,072)
Accretion expense	394	476
Terminations	(1,086)	(54)
Effects of movements on exchange rates	(6)	(13)
Balance at the end	11,284	14,331
Lease Obligations - Current	2,722	2,719
Lease Obligations - Non-current	8,562	11,612
Lease Obligations	$ 11,284	$ 14,331